Financial assets - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 1,288,084		€ 1,252,936
Impairment loss (reversal)	6,237	€ 4,763
Financial assets at amortised cost
Debt Instruments
Exposure in impaired assets purchased with impairment	1,202,986		1,169,610
Previously written-off assets recovered	864	662
Loss due to contract renegotiation and modification	264	169
Impairment loss (reversal)	6,243	€ 4,762
Financial instruments purchased credit impaired
Debt Instruments
Exposure in impaired assets purchased with impairment	671		€ 322
Financial instruments purchased credit impaired | Business combinations carried out
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 251